BUSINESS COMBINATIONS	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS
Fiscal 2019
Alpha-Omega Change Engineering
On July 31, 2018, the Company acquired the shares of Alpha-Omega Change Engineering Inc. (AOCE) for cash consideration of $34.4 million, subject to purchase price adjustments related to working capital. AOCE is a provider of aircrew training services, operational test and evaluation, and engineering support services to the U.S. Department of Defense and U.S. intelligence service.

Avianca's Training Business
On January 30, 2019, as part of an exclusive 15-year training outsourcing agreement, the Company acquired the remaining 50% equity interest in Avianca-CAE Flight Training (ACFT), a recently formed training joint venture, and training assets located in Colombia and El Salvador from Avianca Holdings, for cash consideration of $50.1 million.
Prior to this transaction, the Company's 50% ownership interest in ACFT was accounted for using the equity method.
Logitude
On March 7, 2019, the Company acquired the shares of Logitude Oy for total consideration of $8.7 million. Logitude designs and develops software solutions related to flight and cabin crew training management and training records management, including evidence-based training.

Bombardier's Business Aircraft Training Business
On March 13, 2019, the Company acquired Bombardier’s Business Aircraft Training (BAT) Business for cash consideration of $709.9 million, subject to purchase price adjustments primarily related to working capital.

The acquisition provides the Company with a specialized workforce, a portfolio of customers, and business jet full-flight simulators and training devices to add to its training network.

Indian Training Centres
On March 27, 2019, the Company acquired the remaining 50% equity interest in the CAE Flight Training (India) Private Limited (CFTPL) joint venture and an additional 25% equity interest in the CAE Simulation Training Private Limited (CSTPL) Indian joint venture for cash consideration of $31.5 million.

As a result, the Company acquired control over CFTPL's assets for the training centres located in India, including a portfolio of customers, and now owns a 50% equity interest in CSTPL, a joint venture training centre between CAE and InterGlobe Enterprises located in India.

Prior to this acquisition, the Company's 50% ownership interest in CFTPL was accounted for using the equity method. The gain resulting from the remeasurement to fair value of the previously held interest in CFTPL is included in Other gains - Net in the consolidated income statement (Note 21).

The determination of the fair value of the net assets acquired and liabilities assumed arising from the acquisitions are as follows:

Bombardier's BAT
	Business	Other	Total
Current assets, excluding cash on hand	$—	$45.4	$45.4
Current liabilities	(6.1)	(39.8)	(45.9)
Property, plant and equipment	134.6	40.6	175.2
Investment in equity accounted investee	—	21.7	21.7
Intangible assets	695.8	115.7	811.5
Deferred tax	13.1	14.1	27.2
Other non-current assets	9.3	—	9.3
Long-term debt, including current portion	(137.6)	(15.2)	(152.8)
Other non-current liabilities	(2.7)	(49.0)	(51.7)
Fair value of net assets acquired, excluding cash and cash equivalents	$706.4	$133.5	$839.9
Cash and cash equivalents acquired	—	4.6	4.6
Total purchase consideration	$706.4	$138.1	$844.5
Net short-term receivable (payable)	2.9	(4.1)	(1.2)
Settlement of pre-existing relationship	0.6	0.5	1.1
Fair value of previously held interest in equity accounted investees	—	(12.0)	(12.0)
Total cash consideration	$709.9	$122.5	$832.4

The fair value of the acquired identifiable intangible assets amount to $811.5 million and consists of goodwill of $443.0 million ($334.5 million is deductible for tax purposes), licenses of $169.5 million, customer relationships of $191.4 million and other intangible assets of $7.6 million.

The fair value and the gross contractual amount of the acquired accounts receivable were $23.6 million.

Total acquisition costs incurred during fiscal 2019 relating to these acquisitions are included in Other gains - Net in the consolidated income statement (Note 21).

Had the acquired businesses been consolidated from April 1, 2018, the consolidated income statement would have shown revenue and segment operating income of approximately $330 million and $50 million respectively. These pro-forma amounts are estimated based on the operations of the acquired businesses prior to the business combinations by the Company and assuming that the purchase price allocations were effective April 1, 2018.

The net assets acquired, including intangibles, of AOCE are included in the Defence and Security segment. The goodwill arising from the acquisition is attributable to the enhancement of the Company’s core capabilities as a training systems integrator, strengthening of its position on enduring platforms such as fighter aircraft and expanded ability to pursue higher-level security programs in the United States.

The net assets acquired, including intangibles, of Avianca's Training Business, Logitude, Bombardier’s BAT Business and the Indian Training Business are included in the Civil Aviation Training Solutions segment. The goodwill arising from these acquisitions is mainly attributable to the expansion of CAE’s customer installed base of business jet and commercial flight simulators, market capacity consolidation and expected synergies from combining operations.

During the year, the Company finalized the purchase price allocation of AOCE and the acquisitions from fiscal 2018. The purchase price allocation for Avianca's Training Business, Logitude, Bombardier's Business Aircraft Training Business and the Indian Training Centres are preliminary.

Fiscal 2018
Acquisition of a portfolio of training assets
During the second quarter of fiscal 2018, the Company acquired a portfolio of training assets in North America and Europe from a full-flight simulator leasing business for cash consideration of $24.7 million. With this acquisition, the Company obtained fully operational full-flight simulators and various customer contracts.

The determination of the fair value of the identifiable assets acquired and liabilities assumed are as follows: $24.7 million of property plant and equipment, $4.6 million of goodwill, $1.4 million of non-current assets and $6.0 million of non-current liabilities.

Asian Aviation Centre of Excellence Sdn. Bhd.
On November 17, 2017, the Company completed the acquisition of the remaining 50% equity interest in Asian Aviation Centre of Excellence Sdn. Bhd. (AACE) from AirAsia, for a cash consideration of $114.8 million [US$90 million] and long-term contingent cash consideration payable of up to US$10 million if certain criteria are met (Note15).

As a result, the Company’s interest in AACE increased from 50% to 100%, obtaining control over AACE’s three training centres located in Malaysia, Singapore and Vietnam, as well as its 50% joint control of Philippine Academy of Aviation Training, a joint venture training centre between AACE and Cebu Pacific, located in the Philippines. With this acquisition, the Company owns a customer installed base of commercial flight simulators and owns assets including full-flight simulators, simulator parts and equipment, facilities and a talented workforce.

Before the transaction, the Company's 50% ownership interest in AACE was accounted for using the equity method. The net gain resulting from the remeasurement to fair value of the previously held interest in AACE was included in Other gains – Net in the consolidated income statement (Note 21).

The determination of the fair value of the net assets acquired and liabilities assumed arising from the AACE acquisition are as follows:

Total
Current assets, excluding cash on hand	$16.2
Current liabilities	(21.3)
Property, plant and equipment	103.0
Investment in equity accounted investee	8.4
Intangible assets	114.9
Deferred tax	(5.3)
Non-current liabilities	(16.8)
Fair value of net assets acquired, excluding cash and cash equivalents	$199.1
Cash and cash equivalents acquired	15.1
Total purchase consideration	$214.2
Fair value of long-term contingent cash consideration payable	(10.7)
Settlement of pre-existing relationship	(0.9)
Fair value of previously held interest in AACE	(87.8)
Total cash consideration	$114.8

The fair value of the acquired identifiable intangible assets amount to $114.9 million and mainly consists of customer relationships of $61.6 million and goodwill of $53.0 million (non deductible for tax purposes).

The fair value and the gross contractual amount of the acquired accounts receivable were $14.0 million.

Total acquisition costs incurred during fiscal 2018 relating to AACE was included in Other gains - Net in the consolidated income statement (Note 21).

The goodwill arising from both acquisitions is attributable to the expansion of CAE's customer installed base of commercial flight simulators, market capacity and expected synergies from combining operations.

The net assets acquired, including intangibles, are included in the Civil Aviation Training Solutions segment.